EQUITY - Exchange Agreement (Details) - USD ($)				1 Months Ended	12 Months Ended
		Oct. 19, 2016	Oct. 13, 2016	Nov. 30, 2017	Dec. 31, 2016	Dec. 31, 2018	Oct. 24, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Minimum quarterly distribution per unit (in dollars per share)		$ 0.5775	$ 0.3850
Revised Partnership Agreement, percent of Earn-Out Units to be issued		50.00%
Partnership Agreement, percent of Earn-Out Units to be issued		50.00%
Reclassification of derivative					$ 15,000,000
Golar Partners, Common Units
Class of Stock [Line Items]
IDR reset (in shares)		2,994,364
Number of Earn-Out Units (in shares)		748,592
Golar Partners, General Partner Units
Class of Stock [Line Items]
IDR reset (in shares)		61,109
Number of Earn-Out Units (in shares)		15,278
Golar LNG Limited and Golar GP LLC | Incentive Distribution Rights
Class of Stock [Line Items]
Percent of units issued		100.00%
Golar GP LLC | Golar Partners, Common Units
Class of Stock [Line Items]
IDR reset (in shares)		2,425,435
Golar GP LLC | Golar Partners, General Partner Units
Class of Stock [Line Items]
IDR reset (in shares)		61,109
Golar LNG Limited | Golar Partners, Common Units
Class of Stock [Line Items]
IDR reset (in shares)		568,929
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest
Class of Stock [Line Items]
Reclassification of derivative		$ (15,000,000)
Current Liabilities
Class of Stock [Line Items]
Reclassification of derivative		$ 15,000,000
Earn-Out Units
Class of Stock [Line Items]
Mark-to-market valuation / Derivative liability						$ 0		$ 7,400,000
Earn-Out Units, Value, Transferred to Equity				$ 8,000,000
General Partner
Class of Stock [Line Items]
IDR reset (in shares)					61,109
General Partners' Capital Account, Units Converted				7,639
Reclassification of derivative	[1]				$ 640,000
Common Units | Limited Partner
Class of Stock [Line Items]
IDR reset (in shares)					2,994,364
Limited Partners' Capital Account, Units Converted				374,295
Reclassification of derivative					$ 14,360,000
Common Stock
Class of Stock [Line Items]
Distribution amount per share							$ 0.4042

[1]	As of December 31, 2018 and 2017, the carrying value of the equity attributable to the IDR holders was $32.5 million